Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 619.3	$ 688.8	$ 598.4
After Tax	489.2	544.2	472.7
Employee Stock
Incentive Compensation Plans Expense [Line Items]
Pretax	100.7	89.4	90.1
After Tax	$ 79.6	$ 70.6	$ 71.2